Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 18, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY-VERSUS-PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years for our principal executive officer (“PEO”) and our Named Executive Officers other than our PEO (“Non-PEO NEOs”). In determining the “compensation actually paid” to our Non-PEO NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021 and 2022 calendar years. Note that for our Non-PEO NEOs, compensation is reported as an average.

●    In 2022, the Non-PEO NEOs were Messrs. Patel, Collins, Hottinger, and Rose.

●    In 2021, the Non-PEO NEOs were Messrs. Patel, Hottinger, Jeffery Krantz and Ken Stacherski.

●    In 2020, the Non-PEO NEOs were Mr. Krantz and Ms. Charlotte MacVane.

	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($)		COMPENSATION ACTUALLY PAID TO PEO(3) ($)(2)		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(2) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEO ($)(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ IN THOUSANDS)(5)	REVENUE ($ IN THOUSANDS)(5)
							ARRAY TOTAL SHAREHOLDER RETURN ($)(3)	PEER GROUP TOTAL RETURN ($)(4)
YEAR	FUSARO	HOSTETLER	FUSARO	HOSTETLER
2022	2,148,071	5,772,123	3,036,259	7,256,684	1,214,022	1,692,131	123.20	79.60	4,432	1,637,546
2021	4,271,575	—	570,878	—	1,414,459	557,975	36.37	114.80	(50,403)	853,318
2020	3,107,811	—	4,395,744	—	—	—	118.33	119.96	59,073	872,662

1.
Mr. Fusaro served as our PEO for fiscal years 2020 and 2021 and he resigned from the Company on April 18, 2022. On that same date,
Mr. Hostetler was appointed as our PEO and continues to serve in such capacity.

2.	In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Fusaro’s and Mr. Hostetler’s total compensation for each year as reported in the Summary Compensation Table to determine the compensation actually paid. The valuation assumptions used to calculate the fair values of RSUs and PSUs include the stock price as of the applicable measuring date and, in the case of PSUs, the probable outcome of the performance conditions as of the applicable measuring date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid. The equity award adjustments for each applicable year include the same methodology described above for Messrs. Fusaro and Hostetler.

	Fusaro			Hostetler
	2022	2021	2020	2022
Total Compensation as reported in Summary Compensation Table (SCT)	2,148,071	4,271,575	3,107,811	5,772,123
Fair value of equity awards granted during fiscal year	—	3,609,975	1,340,328	3,199,996
Fair value of equity compensation granted in current year—value at end of year-end	—	1,562,959	2,628,261	4,684,557
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(43,235)	(461,601)	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	260,526	(1,192,080)	—	—
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	670,897	—	—	—
Compensation Actually Paid to PEO	3,036,259	570,878	4,395,744	7,256,684

In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid. The equity award adjustments for each applicable year include the same methodology described above for Messrs. Fusaro and Hostetler.

Other NEO	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	1,214,022	1,414,459	—
Fair value of equity awards granted during fiscal year	804,000	1,123,997	—
Fair value of equity compensation granted in current year—value at end of year-end	1,185,885	602,871	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(34,124)	(93,602)	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	130,350	(241,756)	—
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to NEO	1,692,131	557,975	—

3.	The values disclosed in this column represent the measurement period value of an investment of $100 in our units as of October 15, 2020, the first date on which our common stock traded on the Nasdaq Global Market, and then valued again on each of December 31, 2020, 2021 and 2022.
4.	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russel 2000.
5.	Represents Net Income and Revenue as disclosed in our Annual Report on Form 10-K for the years ended December 31, 2022, 2021 and 2020, as applicable.

Company Selected Measure Name			REVENUE
Named Executive Officers, Footnote [Text Block]

●    In 2022, the Non-PEO NEOs were Messrs. Patel, Collins, Hottinger, and Rose.

●    In 2021, the Non-PEO NEOs were Messrs. Patel, Hottinger, Jeffery Krantz and Ken Stacherski.

●    In 2020, the Non-PEO NEOs were Mr. Krantz and Ms. Charlotte MacVane.

Peer Group Issuers, Footnote [Text Block]
4.	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russel 2000.

Adjustment To PEO Compensation, Footnote [Text Block]

In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid. The equity award adjustments for each applicable year include the same methodology described above for Messrs. Fusaro and Hostetler.

	Fusaro			Hostetler
	2022	2021	2020	2022
Total Compensation as reported in Summary Compensation Table (SCT)	2,148,071	4,271,575	3,107,811	5,772,123
Fair value of equity awards granted during fiscal year	—	3,609,975	1,340,328	3,199,996
Fair value of equity compensation granted in current year—value at end of year-end	—	1,562,959	2,628,261	4,684,557
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(43,235)	(461,601)	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	260,526	(1,192,080)	—	—
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	670,897	—	—	—
Compensation Actually Paid to PEO	3,036,259	570,878	4,395,744	7,256,684

Non-PEO NEO Average Total Compensation Amount			$ 1,214,022	$ 1,414,459	$ 0
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,692,131	557,975	0
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ average total compensation for each year to determine the compensation actually paid. The equity award adjustments for each applicable year include the same methodology described above for Messrs. Fusaro and Hostetler.

Other NEO	2022	2021	2020
Total Compensation as reported in Summary Compensation Table (SCT)	1,214,022	1,414,459	—
Fair value of equity awards granted during fiscal year	804,000	1,123,997	—
Fair value of equity compensation granted in current year—value at end of year-end	1,185,885	602,871	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(34,124)	(93,602)	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	130,350	(241,756)	—
Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to NEO	1,692,131	557,975	—

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The chart below shows the correlation between total shareholder return and compensation actually paid for NEOs at Array. There is a clear and immediate relationship between the financial performance of the business and the pay for executive leaders.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between Compensation Actually Paid and Performance Measures

From 2020 to 2021, both Array’s net income and revenue dropped by roughly $109 million and $19 million, respectively. Total shareholder return fell 69%. Over this same period Mr. Fusaro’s summary compensation total and compensation actually paid increased, 37% and 21% respectively. Following Mr. Hostetler’s arrival in early 2022, the Company’s net income rose $43.6 million, and revenue increased $781 million. In turn, total shareholder return increased over 200%. The changes in pay for non-CEO NEOs are primarily due to the departure of previous NEOs and their subsequent replacement.

Array’s compensation philosophy ties executive compensation and company performance through each pay element. Compensation actually paid to our NEOs was significantly reduced in 2021, due to the loss of value in both outstanding equity awards granted but not vested, as well as vested equity awards. Further, no short-term cash incentive was paid to any NEO for performance in the 2021 fiscal year. While shareholder return is directly tied to Array’s long-term incentive awards, individual performance is a strong determining factor for base salary actions and short-term cash incentives reflect collective team performance, as stated above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between Compensation Actually Paid and Performance Measures

From 2020 to 2021, both Array’s net income and revenue dropped by roughly $109 million and $19 million, respectively. Total shareholder return fell 69%. Over this same period Mr. Fusaro’s summary compensation total and compensation actually paid increased, 37% and 21% respectively. Following Mr. Hostetler’s arrival in early 2022, the Company’s net income rose $43.6 million, and revenue increased $781 million. In turn, total shareholder return increased over 200%. The changes in pay for non-CEO NEOs are primarily due to the departure of previous NEOs and their subsequent replacement.

Array’s compensation philosophy ties executive compensation and company performance through each pay element. Compensation actually paid to our NEOs was significantly reduced in 2021, due to the loss of value in both outstanding equity awards granted but not vested, as well as vested equity awards. Further, no short-term cash incentive was paid to any NEO for performance in the 2021 fiscal year. While shareholder return is directly tied to Array’s long-term incentive awards, individual performance is a strong determining factor for base salary actions and short-term cash incentives reflect collective team performance, as stated above.

Total Shareholder Return Vs Peer Group [Text Block]

The chart below shows the correlation between total shareholder return and compensation actually paid for NEOs at Array. There is a clear and immediate relationship between the financial performance of the business and the pay for executive leaders.

Tabular List [Table Text Block]

Financial Performance Measures

The performance metrics listed below represent the most important metrics we use to link compensation actually paid to our NEOs for 2022 to the Company’s performance:

●	Revenue (our Company Selected Measure under Item 402(v) of Regulation S-K)
●	EBITDA
●	Cash Conversion Cycle

As further described in the Company’s Compensation Discussion and Analysis beginning on page 21 of this proxy statement, achievement of EBITDA performance goals are weighted 50% under our annual bonus plan or LIP.

Total Shareholder Return Amount			$ 123.2	36.37	118.33
Peer Group Total Shareholder Return Amount			79.6	114.8	119.96
Net Income (Loss)			$ 4,432,000	$ (50,403,000)	$ 59,073,000
Company Selected Measure Amount			1,637,546,000	853,318,000	872,662,000
PEO Name	Mr. Fusaro	Mr. Hostetler		Mr. Fusaro	Mr. Fusaro
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Cash Conversion Cycle
Mr. Fusaro [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,148,071	$ 4,271,575	$ 3,107,811
PEO Actually Paid Compensation Amount			3,036,259	570,878	4,395,744
Mr. Hostetler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			5,772,123	0	0
PEO Actually Paid Compensation Amount			7,256,684	0	0
PEO [Member] | Mr. Fusaro [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	3,609,975	1,340,328
PEO [Member] | Mr. Fusaro [Member] | Fair value of equity compensation granted in current year-value at end of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	1,562,959	2,628,261
PEO [Member] | Mr. Fusaro [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(43,235)	(461,601)	0
PEO [Member] | Mr. Fusaro [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			260,526	(1,192,080)	0
PEO [Member] | Mr. Fusaro [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			670,897	0	0
PEO [Member] | Mr. Fusaro [Member] | Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Mr. Hostetler [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,199,996
PEO [Member] | Mr. Hostetler [Member] | Fair value of equity compensation granted in current year-value at end of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,684,557
PEO [Member] | Mr. Hostetler [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Hostetler [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Hostetler [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mr. Hostetler [Member] | Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Non-PEO NEO [Member] | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			804,000	1,123,997	0
Non-PEO NEO [Member] | Fair value of equity compensation granted in current year-value at end of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,185,885	602,871	0
Non-PEO NEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(34,124)	(93,602)	0
Non-PEO NEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			130,350	(241,756)	0
Non-PEO NEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Dividends or other earnings paid on stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0